INTANGIBLE ASSETS (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 JNet Group acquisition CNY	Dec. 31, 2011 JNet Group acquisition CNY	Dec. 31, 2012 JNet Group acquisition USD ($)	Dec. 31, 2012 Purchased software JNet Group acquisition CNY	Dec. 31, 2012 Purchased software JNet Group acquisition USD ($)	Dec. 31, 2011 Supplier contracts JNet Group acquisition CNY	Dec. 31, 2011 VAS license JNet Group acquisition CNY	Dec. 31, 2011 Non-compete agreements JNet Group acquisition CNY
Changes in acquired intangible assets
Intangible assets, net at the beginning						555	$ 541		$ 541	385	56	114
Acquisition					3,368			3,368
Amortization expense	(536)	(2,775)				(536)				(385)	(56)	(95)
Disposed of and derecognized						(19)						(19)
Intangible assets, net at the end					3,368		541	3,368	541
Estimated annual amortization expense for each of the five succeeding fiscal years
2013			108	674
2014			108	674
2015			108	674
2016			108	674
2017			$ 109	672